Share-based Payment Arrangements - Summary of ASE Inc. Option Plans Outstanding Share Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ASE Inc. option plans [member] | Fifth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 73	$ 73
Weighted Average Remaining Contractual Life (Years)	2 years 8 months 12 days	3 years 8 months 12 days
The Company Option Plans [member] | First share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 47.5	$ 51
Weighted Average Remaining Contractual Life (Years)	5 years 10 months 24 days	6 years 10 months 24 days